GOODWILL AND INTANGIBLE ASSETS, NET (Details 4) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.10%
Growth rate used to extrapolate cash flow projections	6.70%
Discount Rate [Member] | Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.10%	8.90%
Discount Rate [Member] | Banking Panama [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.35%	9.15%
Recoverable amount of asset or cash-generating unit	$ 10,044,682	$ 9,750,408
Discount Rate [Member] | Banking Panama [Member] | Weighted Average [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.10%	8.90%
Recoverable amount of asset or cash-generating unit	$ 11,157,929	$ 10,939,812
Discount Rate [Member] | Banking Panama [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	8.85%	8.65%
Recoverable amount of asset or cash-generating unit	$ 12,531,296	$ 12,435,319
Discount Rate [Member] | Banking Banking El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.40%	12.30%
Discount Rate [Member] | Banking Banking El Salvador [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.65%	12.55%
Recoverable amount of asset or cash-generating unit	$ 2,893,147	$ 2,520,931
Discount Rate [Member] | Banking Banking El Salvador [Member] | Weighted Average [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.40%	12.30%
Recoverable amount of asset or cash-generating unit	$ 2,975,432	$ 2,588,656
Discount Rate [Member] | Banking Banking El Salvador [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	12.15%	12.05%
Recoverable amount of asset or cash-generating unit	$ 3,062,694	$ 2,660,269
Discount Rate [Member] | Banking Banking Guatemala [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.70%	11.30%
Discount Rate [Member] | Banking Banking Guatemala [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.95%	11.55%
Recoverable amount of asset or cash-generating unit	$ 1,649,883	$ 2,239,238
Discount Rate [Member] | Banking Banking Guatemala [Member] | Weighted Average [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.70%	11.30%
Recoverable amount of asset or cash-generating unit	$ 1,719,017	$ 2,339,936
Discount Rate [Member] | Banking Banking Guatemala [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	11.45%	11.05%
Recoverable amount of asset or cash-generating unit	$ 1,793,745	$ 2,449,482
Growth Rate [Member] | Banking Panama [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	6.70%	6.70%
Growth Rate [Member] | Banking Panama [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 10,458,284	$ 10,161,356
Growth rate used to extrapolate cash flow projections	6.45%	6.45%
Growth Rate [Member] | Banking Panama [Member] | Weighted Average [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 11,157,929	$ 10,939,812
Growth rate used to extrapolate cash flow projections	6.70%	6.70%
Growth Rate [Member] | Banking Panama [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 12,020,283	$ 11,917,875
Growth rate used to extrapolate cash flow projections	6.95%	6.95%
Growth Rate [Member] | Banking Banking El Salvador [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.90%	3.40%
Growth Rate [Member] | Banking Banking El Salvador [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,945,601	$ 2,564,330
Growth rate used to extrapolate cash flow projections	3.65%	3.15%
Growth Rate [Member] | Banking Banking El Salvador [Member] | Weighted Average [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 2,975,432	$ 2,588,656
Growth rate used to extrapolate cash flow projections	3.90%	3.40%
Growth Rate [Member] | Banking Banking El Salvador [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 3,007,065	$ 2,614,375
Growth rate used to extrapolate cash flow projections	4.15%	3.65%
Growth Rate [Member] | Banking Banking Guatemala [Member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	5.20%	5.30%
Growth Rate [Member] | Banking Banking Guatemala [Member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 1,684,998	$ 2,295,042
Growth rate used to extrapolate cash flow projections	4.95%	5.05%
Growth Rate [Member] | Banking Banking Guatemala [Member] | Weighted Average [Member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 1,719,017	$ 2,339,936
Growth rate used to extrapolate cash flow projections	5.20%	5.30%
Growth Rate [Member] | Banking Banking Guatemala [Member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Recoverable amount of asset or cash-generating unit	$ 1,755,758	$ 2,388,737
Growth rate used to extrapolate cash flow projections	5.45%	5.55%